Inventories	12 Months Ended
Dec. 31, 2011
Inventories

12 Inventories

	As of December 31,
	2010	2011
	$	$
Raw materials	263,318	308,440
Finished goods	2,093,123	1,657,067

	2,356,441	1,965,507
Allowance for inventory obsolescence	(51,725)	(83,758)

	2,304,716	1,881,749

Movement in allowance for inventory obsolescence:
Balance at beginning of year	—	(51,725)
Additional provision	(51,725)	(39,120)
Translation difference	—	7,087

Balance at the end of year	(51,725)	(83,758)

The Group had $306,609 and $212,500 of inventory held at consignment locations which are included in finished goods as of December 31, 2010 and December 31, 2011, respectively.